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C000016894
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,235	$ 9,110	$ 8,865	$ 8,865	$ 9,271	$ 9,346	$ 9,400	$ 9,485	$ 9,724	$ 9,800	$ 9,810		$ 9,691	$ 9,789	$ 9,974	$ 10,117	$ 10,370	$ 10,441	$ 10,540	$ 10,706	$ 10,700	$ 10,933	$ 10,955	$ 11,155	$ 11,278	$ 11,469	$ 11,600	$ 11,939	$ 11,491	$ 11,346	$ 11,370	$ 11,346	$ 11,357	$ 11,640	$ 11,689	$ 11,750	$ 11,153	$ 11,240	$ 10,671	$ 11,382	$ 11,573	$ 11,737	$ 11,994	$ 11,673	$ 12,108	$ 12,121	$ 12,108	$ 12,301	$ 12,444	$ 12,548	$ 12,792	$ 12,726	$ 12,187	$ 10,800	$ 11,436	$ 11,780	$ 12,020	$ 12,461	$ 12,875	$ 12,628	$ 12,453	$ 13,395	$ 13,817	$ 13,763	$ 13,912	$ 14,148	$ 14,541	$ 14,744	$ 14,906	$ 15,002	$ 15,193	$ 14,732	$ 15,116	$ 14,883	$ 15,269	$ 14,822	$ 14,494	$ 14,540	$ 13,688	$ 13,792	$ 12,894	$ 13,467	$ 13,029	$ 12,046	$ 12,426	$ 13,231	$ 12,922	$ 13,626	$ 13,213	$ 13,497	$ 13,604	$ 13,435	$ 13,920	$ 14,262	$ 13,998	$ 13,549	$ 13,173	$ 14,174	$ 14,826	$ 14,905	$ 15,126	$ 15,537	$ 15,028	$ 15,457	$ 15,753	$ 16,010	$ 16,267	$ 16,569	$ 16,181	$ 16,521	$ 16,148	$ 16,553	$ 16,516	$ 16,116	$ 16,116	$ 16,803	$ 17,287	$ 17,269	$ 17,643	$ 18,185	$ 18,544
C000016897
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,787	9,647	9,376	9,364	9,798	9,866	9,923	10,005	10,245	10,325	10,315		10,189	10,281	10,466	10,616	10,881	10,946	11,039	11,201	11,195	11,428	11,451	11,648	11,765	11,953	12,089	12,430	11,950	11,800	11,812	11,787	11,787	12,068	12,120	12,172	11,554	11,631	11,032	11,754	11,951	12,099	12,363	12,033	12,471	12,471	12,458	12,643	12,790	12,884	13,133	13,053	12,487	11,056	11,708	12,047	12,283	12,733	13,143	12,877	12,685	13,645	14,061	14,006	14,144	14,383	14,768	14,961	15,123	15,192	15,385	14,916	15,291	15,041	15,412	14,961	14,615	14,663	13,789	13,879	12,962	13,538	13,083	12,084	12,449	13,272	12,934	13,638	13,210	13,481	13,589	13,404	13,875	14,215	13,937	13,475	13,102	14,098	14,730	14,777	14,996	15,403	14,884	15,293	15,568	15,822	16,060	16,355	15,956	16,276	15,888	16,286	16,232	15,837	15,819	16,474	16,949	16,912	17,260	17,781	18,133
C000148117
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,798	9,657	9,396	9,396	9,841	9,921	9,979	10,071	10,314	10,406	10,412		10,296	10,389	10,593	10,757	11,026	11,097	11,203	11,392	11,392	11,641	11,677	11,888	12,020	12,223	12,374	12,749	12,270	12,112	12,151	12,125	12,134	12,437	12,503	12,565	11,939	12,032	11,432	12,182	12,400	12,573	12,848	12,518	12,982	12,996	12,996	13,200	13,368	13,480	13,739	13,682	13,089	11,618	12,304	12,660	12,930	13,419	13,866	13,596	13,407	14,438	14,892	14,833	14,994	15,261	15,686	15,906	16,094	16,197	16,404	15,919	16,335	16,097	16,513	16,029	15,674	15,737	14,812	14,942	13,962	14,600	14,109	13,053	13,466	14,357	14,016	14,781	14,349	14,652	14,770	14,585	15,126	15,498	15,210	14,733	14,341	15,433	16,140	16,226	16,467	16,929	16,373	16,842	17,179	17,460	17,740	18,085	17,660	18,050	17,639	18,082	18,041	17,619	17,619	18,371	18,917	18,897	19,307	19,918	20,313
C000016899
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,798	9,660	9,400	9,400	9,836	9,915	9,984	10,068	10,321	10,402	10,418		10,291	10,395	10,597	10,749	11,017	11,098	11,204	11,380	11,380	11,628	11,664	11,870	12,001	12,204	12,350	12,711	12,234	12,086	12,112	12,099	12,104	12,406	12,458	12,530	11,907	11,999	11,385	12,144	12,361	12,516	12,803	12,461	12,932	12,946	12,932	13,131	13,298	13,409	13,676	13,606	13,030	11,552	12,232	12,601	12,864	13,336	13,779	13,521	13,320	14,342	14,802	14,744	14,903	15,163	15,585	15,803	15,984	16,087	16,292	15,805	16,218	15,967	16,389	15,909	15,557	15,614	14,699	14,811	13,852	14,468	13,998	12,949	13,341	14,222	13,897	14,653	14,209	14,521	14,637	14,455	14,967	15,351	15,067	14,590	14,185	15,281	15,973	16,041	16,296	16,746	16,198	16,660	16,970	17,264	17,541	17,875	17,455	17,822	17,409	17,865	17,825	17,402	17,402	18,143	18,676	18,655	19,060	19,655	20,043
C000016900
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	979,775	967,239	941,128	941,128	984,867	992,874	998,593	1,008,248	1,032,474	1,041,703	1,042,252		1,030,645	1,041,091	1,060,238	1,076,621	1,103,537	1,110,569	1,121,168	1,140,011	1,139,985	1,164,897	1,167,269	1,189,259	1,201,223	1,221,563	1,236,274	1,273,776	1,225,929	1,209,747	1,213,662	1,211,052	1,211,569	1,243,175	1,248,442	1,254,329	1,191,812	1,201,123	1,140,901	1,217,052	1,237,449	1,254,457	1,281,907	1,248,967	1,294,880	1,296,264	1,296,264	1,316,250	1,333,018	1,344,196	1,371,039	1,363,993	1,306,221	1,157,943	1,226,225	1,263,211	1,289,737	1,337,080	1,381,554	1,355,890	1,335,653	1,438,284	1,483,254	1,478,896	1,494,876	1,521,095	1,563,429	1,585,326	1,603,644	1,612,463	1,634,511	1,585,871	1,627,293	1,602,144	1,643,112	1,596,533	1,559,591	1,567,083	1,475,091	1,486,388	1,388,573	1,452,060	1,404,852	1,297,863	1,338,883	1,427,486	1,393,279	1,470,959	1,426,335	1,457,811	1,469,460	1,451,155	1,502,793	1,541,413	1,512,868	1,463,404	1,424,448	1,532,848	1,604,353	1,611,180	1,636,781	1,682,280	1,627,179	1,673,670	1,705,042	1,734,619	1,762,457	1,794,541	1,754,116	1,791,026	1,749,614	1,795,499	1,791,509	1,749,035	1,747,020	1,821,575	1,875,398	1,873,362	1,914,087	1,974,053	2,013,164
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	10,000	9,917	9,739	9,151	9,088	9,762	9,906	9,918	9,858	10,283	10,318	10,381		10,205	10,282	10,504	10,792	11,094	11,230	11,405	11,657	11,710	12,037	12,083	12,317	12,573	12,816	13,023	13,757	13,180	12,897	13,021	13,037	12,966	13,357	13,462	13,521	12,508	12,690	11,797	12,728	13,069	13,233	13,680	12,868	13,711	13,751	13,425	13,707	14,082	14,426	14,934	14,769	13,576	11,744	13,002	13,567	14,000	14,741	15,643	15,139	14,771	16,591	17,362	17,283	17,683	18,155	18,949	19,244	19,498	19,632	20,123	19,292	20,277	19,789	20,580	19,569	19,064	19,477	17,918	17,939	16,427	17,574	16,927	15,306	16,230	17,489	16,801	18,005	17,489	18,028	18,287	18,092	19,142	19,843	19,288	18,491	17,935	19,590	20,531	20,651	21,538	22,214	21,481	22,353	22,851	23,220	23,809	24,362	23,816	24,706	24,122	24,931	24,781	23,802	24,024	25,405	26,546	26,906	27,570	28,569	29,208
DWS Index: MSCI AlCWI Index
Account Value [Line Items]
Accumulated Value	1,000,000	991,744	973,860	915,126	908,827	976,180	990,590	991,842	985,834	1,028,320	1,031,778	1,038,101		1,020,482	1,028,237	1,050,449	1,079,172	1,109,444	1,123,016	1,140,518	1,165,704	1,171,005	1,203,731	1,208,343	1,231,688	1,257,264	1,281,602	1,302,264	1,375,733	1,317,955	1,289,742	1,302,058	1,303,684	1,296,624	1,335,726	1,346,220	1,352,079	1,250,756	1,269,049	1,179,664	1,272,810	1,306,854	1,323,289	1,367,971	1,286,824	1,371,085	1,375,102	1,342,481	1,370,729	1,408,244	1,442,621	1,493,423	1,476,927	1,357,636	1,174,351	1,300,153	1,356,698	1,400,048	1,474,092	1,564,314	1,513,875	1,477,075	1,659,144	1,736,177	1,728,281	1,768,314	1,815,545	1,894,925	1,924,415	1,949,774	1,963,209	2,012,347	1,929,217	2,027,691	1,978,863	2,058,019	1,956,945	1,906,403	1,947,694	1,791,797	1,793,894	1,642,675	1,757,387	1,692,689	1,530,649	1,623,019	1,748,906	1,680,085	1,800,508	1,748,905	1,802,828	1,828,739	1,809,152	1,914,193	1,984,268	1,928,820	1,849,062	1,793,467	1,958,997	2,053,095	2,065,131	2,153,753	2,221,374	2,148,084	2,235,325	2,285,110	2,321,963	2,380,933	2,436,245	2,381,559	2,470,638	2,412,154	2,493,120	2,478,101	2,380,204	2,402,403	2,540,490	2,654,561	2,690,562	2,756,994	2,856,913	2,920,810
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,572	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,695	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,079	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
DWS Index: Blended Index 60/40
Account Value [Line Items]
Accumulated Value	10,000	9,937	9,811	9,497	9,487	9,953	10,070	10,082	10,122	10,417	10,443	10,483		10,349	10,303	10,449	10,635	10,846	10,925	11,064	11,245	11,273	11,484	11,550	11,668	11,818	11,948	12,085	12,442	12,084	11,955	11,992	12,029	11,984	12,210	12,293	12,304	11,707	11,833	11,401	12,002	12,199	12,381	12,638	12,259	12,807	12,846	12,781	12,920	13,150	13,342	13,631	13,638	13,050	11,936	12,803	13,188	13,492	14,015	14,491	14,203	13,979	15,071	15,509	15,431	15,565	15,742	16,207	16,384	16,563	16,700	16,947	16,468	16,964	16,729	17,127	16,474	16,133	16,174	15,157	15,211	14,319	15,063	14,576	13,486	13,912	14,770	14,402	15,199	14,790	15,208	15,378	15,218	15,735	16,085	15,777	15,236	14,871	15,960	16,663	16,707	17,053	17,441	16,934	17,459	17,756	18,091	18,481	18,842	18,419	18,910	18,529	18,947	19,032	18,579	18,709	19,318	19,968	20,119	20,515	21,051	21,389
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,572	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,695	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,079	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
DWS Index: Blended Index 60/40
Account Value [Line Items]
Accumulated Value	10,000	9,937	9,811	9,497	9,487	9,953	10,070	10,082	10,122	10,417	10,443	10,483		10,349	10,303	10,449	10,635	10,846	10,925	11,064	11,245	11,273	11,484	11,550	11,668	11,818	11,948	12,085	12,442	12,084	11,955	11,992	12,029	11,984	12,210	12,293	12,304	11,707	11,833	11,401	12,002	12,199	12,381	12,638	12,259	12,807	12,846	12,781	12,920	13,150	13,342	13,631	13,638	13,050	11,936	12,803	13,188	13,492	14,015	14,491	14,203	13,979	15,071	15,509	15,431	15,565	15,742	16,207	16,384	16,563	16,700	16,947	16,468	16,964	16,729	17,127	16,474	16,133	16,174	15,157	15,211	14,319	15,063	14,576	13,486	13,912	14,770	14,402	15,199	14,790	15,208	15,378	15,218	15,735	16,085	15,777	15,236	14,871	15,960	16,663	16,707	17,053	17,441	16,934	17,459	17,756	18,091	18,481	18,842	18,419	18,910	18,529	18,947	19,032	18,579	18,709	19,318	19,968	20,119	20,515	21,051	21,389
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,572	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,695	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,079	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
DWS Index: Blended Index 60/40
Account Value [Line Items]
Accumulated Value	10,000	9,937	9,811	9,497	9,487	9,953	10,070	10,082	10,122	10,417	10,443	10,483		10,349	10,303	10,449	10,635	10,846	10,925	11,064	11,245	11,273	11,484	11,550	11,668	11,818	11,948	12,085	12,442	12,084	11,955	11,992	12,029	11,984	12,210	12,293	12,304	11,707	11,833	11,401	12,002	12,199	12,381	12,638	12,259	12,807	12,846	12,781	12,920	13,150	13,342	13,631	13,638	13,050	11,936	12,803	13,188	13,492	14,015	14,491	14,203	13,979	15,071	15,509	15,431	15,565	15,742	16,207	16,384	16,563	16,700	16,947	16,468	16,964	16,729	17,127	16,474	16,133	16,174	15,157	15,211	14,319	15,063	14,576	13,486	13,912	14,770	14,402	15,199	14,790	15,208	15,378	15,218	15,735	16,085	15,777	15,236	14,871	15,960	16,663	16,707	17,053	17,441	16,934	17,459	17,756	18,091	18,481	18,842	18,419	18,910	18,529	18,947	19,032	18,579	18,709	19,318	19,968	20,119	20,515	21,051	21,389
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,000	9,964	9,914	10,023	10,094	10,218	10,288	10,296	10,477	10,563	10,575	10,577		10,507	10,271	10,301	10,338	10,418	10,414	10,500	10,581	10,572	10,625	10,717	10,679	10,692	10,676	10,723	10,620	10,519	10,572	10,501	10,559	10,543	10,565	10,618	10,572	10,484	10,531	10,695	10,843	10,855	11,051	11,066	11,236	11,395	11,429	11,687	11,637	11,674	11,672	11,689	11,899	12,077	11,841	12,079	12,191	12,293	12,509	12,437	12,414	12,370	12,531	12,575	12,496	12,334	12,191	12,293	12,340	12,430	12,555	12,547	12,440	12,429	12,444	12,436	12,163	11,998	11,676	11,240	11,302	11,076	11,355	11,060	10,583	10,467	10,857	10,820	11,156	10,882	11,137	11,205	11,089	11,072	11,083	11,016	10,753	10,592	11,068	11,488	11,461	11,323	11,435	11,167	11,352	11,456	11,716	11,889	12,052	11,778	11,902	11,722	11,793	12,037	12,034	12,077	12,015	12,203	12,185	12,331	12,462	12,544
DWS Index: Blended Index 60/40
Account Value [Line Items]
Accumulated Value	10,000	9,937	9,811	9,497	9,487	9,953	10,070	10,082	10,122	10,417	10,443	10,483		10,349	10,303	10,449	10,635	10,846	10,925	11,064	11,245	11,273	11,484	11,550	11,668	11,818	11,948	12,085	12,442	12,084	11,955	11,992	12,029	11,984	12,210	12,293	12,304	11,707	11,833	11,401	12,002	12,199	12,381	12,638	12,259	12,807	12,846	12,781	12,920	13,150	13,342	13,631	13,638	13,050	11,936	12,803	13,188	13,492	14,015	14,491	14,203	13,979	15,071	15,509	15,431	15,565	15,742	16,207	16,384	16,563	16,700	16,947	16,468	16,964	16,729	17,127	16,474	16,133	16,174	15,157	15,211	14,319	15,063	14,576	13,486	13,912	14,770	14,402	15,199	14,790	15,208	15,378	15,218	15,735	16,085	15,777	15,236	14,871	15,960	16,663	16,707	17,053	17,441	16,934	17,459	17,756	18,091	18,481	18,842	18,419	18,910	18,529	18,947	19,032	18,579	18,709	19,318	19,968	20,119	20,515	21,051	21,389
DWS Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	1,000,000	996,353	991,376	1,002,320	1,009,440	1,021,811	1,028,773	1,029,577	1,047,703	1,056,336	1,057,475	1,057,726		1,050,709	1,027,092	1,030,143	1,033,777	1,041,753	1,041,404	1,050,045	1,058,146	1,057,249	1,062,515	1,071,682	1,067,910	1,069,192	1,067,574	1,072,280	1,061,962	1,051,892	1,057,197	1,050,143	1,055,870	1,054,339	1,056,546	1,061,751	1,057,201	1,048,357	1,053,072	1,069,548	1,084,295	1,085,477	1,105,078	1,106,625	1,123,577	1,139,469	1,142,861	1,168,721	1,163,658	1,167,418	1,167,185	1,168,924	1,189,904	1,207,721	1,184,130	1,207,850	1,219,131	1,229,303	1,250,897	1,243,684	1,241,443	1,237,006	1,253,148	1,257,475	1,249,571	1,233,448	1,219,094	1,229,345	1,234,034	1,243,030	1,255,512	1,254,674	1,243,960	1,242,943	1,244,444	1,243,605	1,216,340	1,199,756	1,167,568	1,124,021	1,130,206	1,107,622	1,135,470	1,105,952	1,058,303	1,046,691	1,085,718	1,082,030	1,115,595	1,088,183	1,113,711	1,120,514	1,108,897	1,107,174	1,108,275	1,101,601	1,075,333	1,059,162	1,106,829	1,148,827	1,146,078	1,132,337	1,143,455	1,116,734	1,135,245	1,145,623	1,171,626	1,188,873	1,205,179	1,177,806	1,190,223	1,172,247	1,179,311	1,203,694	1,203,407	1,207,657	1,201,532	1,220,251	1,218,509	1,233,145	1,246,210	1,254,440
DWS Index: Blended Index 60/40
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 993,655	$ 981,099	$ 949,701	$ 948,739	$ 995,343	$ 1,006,977	$ 1,008,181	$ 1,012,231	$ 1,041,683	$ 1,044,270	$ 1,048,324		$ 1,034,896	$ 1,030,288	$ 1,044,869	$ 1,063,470	$ 1,084,638	$ 1,092,502	$ 1,106,420	$ 1,124,532	$ 1,127,264	$ 1,148,372	$ 1,155,031	$ 1,166,778	$ 1,181,838	$ 1,194,826	$ 1,208,515	$ 1,244,246	$ 1,208,412	$ 1,195,469	$ 1,199,238	$ 1,202,862	$ 1,198,383	$ 1,221,025	$ 1,229,296	$ 1,230,433	$ 1,170,745	$ 1,183,325	$ 1,140,110	$ 1,200,168	$ 1,219,928	$ 1,238,096	$ 1,263,781	$ 1,225,915	$ 1,280,741	$ 1,284,574	$ 1,278,084	$ 1,292,031	$ 1,315,037	$ 1,334,168	$ 1,363,063	$ 1,363,834	$ 1,305,007	$ 1,193,566	$ 1,280,310	$ 1,318,800	$ 1,349,185	$ 1,401,493	$ 1,449,112	$ 1,420,340	$ 1,397,912	$ 1,507,052	$ 1,550,906	$ 1,543,053	$ 1,556,529	$ 1,574,239	$ 1,620,706	$ 1,638,440	$ 1,656,277	$ 1,670,047	$ 1,694,651	$ 1,646,847	$ 1,696,419	$ 1,672,889	$ 1,712,671	$ 1,647,399	$ 1,613,333	$ 1,617,432	$ 1,515,675	$ 1,521,060	$ 1,431,885	$ 1,506,346	$ 1,457,635	$ 1,348,649	$ 1,391,246	$ 1,476,981	$ 1,440,160	$ 1,519,933	$ 1,478,953	$ 1,520,765	$ 1,537,771	$ 1,521,814	$ 1,573,483	$ 1,608,488	$ 1,577,706	$ 1,523,568	$ 1,487,119	$ 1,596,013	$ 1,666,308	$ 1,670,697	$ 1,705,254	$ 1,744,103	$ 1,693,436	$ 1,745,895	$ 1,775,643	$ 1,809,121	$ 1,848,077	$ 1,884,247	$ 1,841,926	$ 1,891,048	$ 1,852,911	$ 1,894,706	$ 1,903,200	$ 1,857,898	$ 1,870,919	$ 1,931,808	$ 1,996,792	$ 2,011,900	$ 2,051,463	$ 2,105,111	$ 2,138,921